Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Classes of current inventories [abstract]
Cost of inventories sales	$ 26,305	$ 23,097	[1]	$ 19,634	[1]
Impairment losses on inventories	$ 148	$ 91		$ 117

[1]	Amended to conform to 2022 presentation.